Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 1,015,511	$ 15,419,883	$ 428,206	$ 16,863,600
Colowyo Mine Project [Member]
Total	$ 1,015,511	$ 15,419,883	$ 428,206	$ 16,863,600